SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 15,551	$ 11,363
Increase in inventory provision	9,983	14,968
Write off	(7,308)	(10,780)
Balance at end of the year	$ 18,226	$ 15,551